CONCENTRATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top Five Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	18.00%	22.00%	30.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Top Five Receivables [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	26.00%	45.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		10.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Five Unrelated Suppliers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	83.00%	78.00%	59.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Two Supplier [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%		10.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		10.00%